EMPLOYEE BENEFIT PLANS (Pre-tax Amounts in AOCI to be Recognized Over Next Fiscal Year) (Detail) $ in Millions	Dec. 31, 2019 USD ($)
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service costs	$ 0.0
Amortization of net actuarial (loss) gain	(0.2)
Total	(0.2)
Post Retirement Medical Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service costs	(0.7)
Amortization of net actuarial (loss) gain	0.3
Total	$ (0.4)